4. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock-based compensation costs	$ 78,344	$ 22,704
Stock options granted (net)	298,800	0
Unrecognized compensation costs related to options vesting in the future	228,966
Selling, general and administrative expenses
Stock-based compensation costs	64,910	10,000
Cost of goods sold
Stock-based compensation costs	11,234	12,704
Research and development expense
Stock-based compensation costs	$ 2,200	$ 0